Advisory Research International Small Cap Value Fund
SUMMARY SECTION
Investment Objectives
Advisory Research International Small Cap Value Fund (the “Fund”) seeks long term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Advisory Research International Small Cap Value Fund Class I Shares
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	2.00%
Wire fee	20.00
Overnight check delivery fee	15.00
Retirement account fees (annual maintenance)	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advisory Research International Small Cap Value Fund Class I Shares
Management fees		0.90%
Distribution (Rule 12b-1) Fees		none
Other expenses		0.61%
Acquired fund fees and expenses		0.01%
Total annual fund operating expenses	[1]	1.52%
Fee waiver and/or expense reimbursements	[2]	(0.36%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[2]	1.16%
[1]	"Other expenses" have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.15%of the average daily net assets of Class I shares of the Fund. This agreement is in effect until February 28, 2015, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Advisory Research International Small Cap Value Fund Class I Shares	118	445	795	1,782

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of small capitalization companies and will invest at least 75% of its net assets in securities of companies located outside of the United States. The Fund considers small capitalization companies to be companies with market capitalizations within the range of those companies included in the MSCI EAFE Small Cap Index at the time of purchase. Because small capitalization companies are defined by reference to an index, the range of market capitalization of companies in which the Fund invests may vary with market conditions. As of December 31, 2012, the market capitalizations of companies included in the MSCI EAFE Small Cap Index were between $47 million and $5.4 billion. Investments in companies that move above or below the capitalization range of the MSCI EAFE Small Cap Index may continue to be held by the Fund in the Fund advisor’s sole discretion. From time to time, the Fund may have a significant portion of its assets in one or more market sectors such as the finance sector.

The Fund’s advisor uses a bottom-up approach that seeks to identify companies with attractive valuations relative to net asset value. The strategy invests in stocks that it believes are profitable, undervalued on a price to book basis, and exhibit low levels of leverage. The Fund’s investments in equity securities may include common stocks, preferred stocks and convertible securities. The Fund invests primarily in equity securities of foreign (non-U.S.) companies located in developed countries but may also invest in emerging markets. The Fund generally will invest in a portfolio of 60 to 80 securities of companies located in different countries and regions. From time to time, the Fund may have a significant portion of its assets invested in the securities of companies in few countries or regions.

The Fund also may invest in American, European, and Global Depository Receipts (“ADRs”, “EDRs”, and “GDRs”, respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets

Principal Risks of Investing

Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

• Investment Risks: An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

• Equity Risks: The value of securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

• Small Cap Company Risks: The securities of small capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general.

• Foreign Investment Risks: The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments.

• Currency Risks: Foreign securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

• Emerging Markets Risks: The Fund’s investments in foreign issuers in developing or emerging market countries involve exposure to changes in economic and political factors. The economies of most emerging market countries are in the infancy stage of capital market development. As a result, their economic systems are still evolving and their political systems are typically less stable than those in developed economies. Emerging market countries often suffer from currency devaluation and higher rates of inflation.

• Management Risks: The Fund’s portfolio is actively managed. The Fund’s advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

• Non-Diversification Risks: The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

• Finance Sector Risks: From time to time, the Fund may invest a significant amount of its total assets in the finance sector, which may be subject to specific risks. These risks include governmental regulation of the sector and governmental monetary and fiscal policies which impact interest rates and currencies and affect corporate funding and international trade.

• Value Stock Risk: Value stocks involve the risk that the value of the security will not be recognized for an unexpectedly long period of time or that the security is not undervalued but is appropriately priced. The Fund’s focus on value investing may cause the Fund to underperform when growth investing is in favor.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Investor Class shares and by showing how the average annual total returns of the Fund’s Investor Class compare with the average annual total returns of a broad-based market index. Class I shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent that the Classes do not have the same expenses. Updated performance information is available at the Fund’s website, www.ARIFunds.com, or by calling the Fund at 1-888-665-1414. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Investor Class Calendar-Year Total Returns

During the period of time shown in the bar chart, the highest return for a calendar quarter was 11.74% (quarter ended 3/31/2012, and the lowest return for a calendar quarter was -17.21% (quarter ended 9/30/2011).

Average Annual Total Returns for periods ended December 31, 2012
Average Annual Total Returns Advisory Research International Small Cap Value Fund		1 Year	Since Inception	Inception Date
Investor Class		22.59%	6.78%	Mar. 31, 2010
Investor Class - Return After Taxes on Distributions	[1]	22.19%	6.11%	Mar. 31, 2010
Investor Class - Return After Taxes on Distributions and Sale of Fund Shares	[1]	15.44%	5.70%	Mar. 31, 2010
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)		17.32%	3.56%	Mar. 31, 2010
MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses or taxes)		20.00%	6.03%	Mar. 31, 2010
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.